American Funds Tax-Exempt Fund of New York®
Investment portfolio
October 31, 2025
unaudited

Bonds, notes & other debt instruments 97.10% New York 93.02%	Principal amount (000)	Value (000)
City of Albany Capital Resource Corp., Rev. Bonds (Albany Medical Center Hospital Project), Series 2025-A, 5.25% 5/1/2050	USD1,000	$1,054
City of Albany Capital Resource Corp., Rev. Bonds (Albany Medical Center Hospital Project), Series 2025-A, 5.50% 5/1/2055	1,425	1,528
City of Albany Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 5/1/2032	400	403
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	1,280	1,233
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, AGI, 5.00% 10/1/2030	500	519
City of Battery Park Auth., Senior Rev. Bonds, Series 2023-B, 5.00% 11/1/2035	1,000	1,161
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055	1,185	990
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, AGI, 4.00% 7/15/2034	240	242
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	1,925	1,929
Build NYC Resource Corp., Airport Facs. Rev. Bonds (TRIPS Obligated Group), Series 2025, AMT, 5.50% 7/1/2050	1,500	1,568
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2030	200	200
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2036	400	391
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.00% 7/1/2042	1,000	1,024
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.25% 7/1/2057	1,100	1,108
Build NYC Resource Corp., Rev. Bonds (Success Academy Charter Schools Project), Series 2024, 5.00% 9/1/2037	1,000	1,072
Build NYC Resource Corp., Rev. Bonds (The Young Men’s And Young Women’s Hebrew Assn. Project), Series 2024, 5.00% 12/1/2028	1,000	1,064
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045(a)	275	272
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035(a)	915	916
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, 0% 11/15/2026	205	198
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2039	2,300	1,284
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), CAB, Series 2016-B, BAM, 0% 11/15/2048	3,540	1,200
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2030	300	300
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2035	840	841
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2039	1,625	1,626
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2044	500	500
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA, 3.00% 2/1/2050	1,000	747
Dormitory Auth., Pace University Rev. Bonds, Series 2024-A, 5.50% 5/1/2056	1,500	1,552
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045	500	400
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 7/1/2030	1,000	1,117
Dormitory Auth., Rev. Bonds (Cornell University), Series 2024-A, 5.50% 7/1/2054	1,500	1,642
Dormitory Auth., Rev. Bonds (Iona College), Series 2021-A, 5.00% 7/1/2046	250	253
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050	1,500	1,346
American Funds Tax-Exempt Fund of New York — Page 1 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (Memorial Sloan Kettering Cancer Center), Series 2025, 5.25% 7/1/2054	USD1,000	$1,078
Dormitory Auth., Rev. Bonds (Mount Sinai Obligated Group), Series 2025, 5.00% 7/1/2045	1,000	1,018
Dormitory Auth., Rev. Bonds (Mount Sinai Obligated Group), Series 2025, 5.25% 7/1/2050	1,000	1,007
Dormitory Auth., Rev. Bonds (New York University), Series 2021-A, 4.00% 7/1/2046	3,050	2,939
Dormitory Auth., Rev. Bonds (New York University), Series 2025-A, 5.00% 7/1/2046	1,000	1,057
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 5/1/2048 (put 5/1/2026)	1,000	1,001
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2024-A, 4.00% 5/1/2054	1,000	896
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 7/1/2033	400	406
Dormitory Auth., Rev. Bonds (Orchard Park CCRC, Inc. Obligated Group), Series 2025-A, 5.125% 11/15/2055	1,000	1,003
Dormitory Auth., Rev. Bonds (Presbyterian Hospital Obligated Group), Series 2023-A, 5.00% 8/1/2038	1,000	1,131
Dormitory Auth., Rev. Bonds (Roswell Park Cancer Institute Obligated Group), Series 2025-A, AGI, 5.50% 7/1/2055	1,000	1,083
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049	1,000	923
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 1/1/2038 (preref. 1/3/2028)	500	525
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	1,605	1,636
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, AGI, 5.50% 10/1/2054	950	1,020
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2023-A, AGI, 5.00% 10/1/2035	1,000	1,112
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2040	1,000	994
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2041 (preref. 8/15/2027)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041	1,000	1,071
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051	1,500	1,109
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2051	950	994
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-C, 5.50% 3/15/2053	1,185	1,294
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2055	1,265	1,320
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2039	2,275	2,364
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048	1,500	1,535
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-B, 5.00% 3/15/2054	1,500	1,571
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2055	1,740	1,824
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2056	1,250	1,304
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2025-A, 5.00% 3/15/2052	1,000	1,045
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052	1,285	1,365
Energy Fin. Dev. Corp., Energy Supply Rev. Bonds, Series 2025, 5.00% 7/1/2056 (put 12/1/2033)	1,200	1,292
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	1,110	1,146
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 2004-B, AMT, 4.00% 5/15/2032	1,500	1,537
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 8/15/2036	1,950	1,959
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)(a)	1,500	1,439
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)(a)	1,000	995
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030)(a)	1,000	1,049
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052	800	811
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042	750	731
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 11/1/2039	1,000	970
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	685	657
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2033	1,700	1,750
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2035	1,000	1,027
American Funds Tax-Exempt Fund of New York — Page 2 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 11/1/2037	USD1,000	$1,002
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042	715	588
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047	500	380
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2/15/2043	2,305	2,258
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040(a)	350	350
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 11/15/2044(a)	375	375
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	1,500	1,109
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051	2,000	1,448
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM, 3.00% 11/15/2051	1,000	736
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 9/1/2047	2,225	2,254
Long Island Power Auth., Electric System General Rev. Bonds, Series 2024-A, 5.00% 9/1/2054	2,000	2,088
Long Island Power Auth., Electric System General Rev. Green Bonds, Series 2023-E, 5.00% 9/1/2053	1,315	1,368
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051	500	500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)	1,000	1,084
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 11/15/2039	1,990	2,067
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045	1,000	1,026
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, AGI, 4.00% 11/15/2049	1,000	907
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049	1,000	912
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050	1,500	1,526
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052	1,305	1,318
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 11/15/2057	750	756
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034	1,000	1,012
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2024-A, 5.25% 11/15/2049	1,000	1,062
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2033	430	431
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2034	380	381
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 12/1/2046	1,500	1,315
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	55	55
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047	75	75
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047	95	95
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	340	342
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048	65	65
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049	240	241
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	735	731
County of Nassau, GO General Improvement Bonds, Series 2017-A, 5.00% 1/15/2030	1,000	1,028
County of Nassau, GO General Improvement Rev. Ref. Bonds, Series 2023-B, 5.00% 4/1/2036	1,000	1,149
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 6/1/2035	600	481
New York City GO Bonds, Fiscal 2016, Series 2016-C, 5.00% 8/1/2031	1,000	1,005
New York City GO Bonds, Fiscal 2017, Series 2017-A-1, 5.00% 8/1/2034	1,000	1,014
New York City GO Bonds, Fiscal 2018, Series 2018-C, 5.00% 8/1/2032	1,000	1,049
New York City GO Bonds, Fiscal 2023, Series 2023-C, 5.00% 8/1/2027	1,000	1,043
New York City GO Bonds, Fiscal 2023, Series 2023-B-1, 5.25% 10/1/2047	1,170	1,234
New York City GO Bonds, Fiscal 2024, Series 2024-C, 5.25% 3/1/2048	1,600	1,704
American Funds Tax-Exempt Fund of New York — Page 3 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City GO Bonds, Fiscal 2024, Series 2024-A, 5.00% 8/1/2051	USD1,285	$1,332
New York City GO Bonds, Fiscal 2024, Series 2024-D, 5.25% 4/1/2054	2,035	2,154
New York City GO Bonds, Fiscal 2025, Series 2025-A, 5.00% 8/1/2036	1,500	1,711
New York City GO Bonds, Fiscal 2025, Series 2025-E, 5.00% 8/1/2047	1,000	1,052
New York City GO Bonds, Fiscal 2025, Series 2025-C-1, 5.00% 9/1/2047	1,080	1,134
New York City GO Bonds, Fiscal 2026, Series 2026-D, 5.00% 10/1/2044	1,715	1,838
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 11/1/2037	885	885
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 11/1/2045 (put 2/1/2026)	750	749
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046	2,405	1,666
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2025-C-2, 3.75% 5/1/2065 (put 7/2/2029)	710	721
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-E, 4.375% 12/15/2031	1,060	1,085
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 7/1/2028	140	140
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, AGI, 3.00% 1/1/2034	750	737
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2040	1,000	888
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045	1,000	931
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, AGI, 3.00% 3/1/2049	750	573
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-BB-1, 4.00% 6/15/2045	1,000	960
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 6/15/2046	1,250	1,267
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 4.125% 6/15/2047	2,320	2,258
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 6/15/2047	1,055	1,062
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 6/15/2050	1,000	940
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-AA-1, 5.25% 6/15/2052	1,270	1,342
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053	1,825	1,934
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-BB-1, 5.25% 6/15/2054	1,500	1,588
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.25% 6/15/2054	2,050	2,183
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2025, Series 2025-BB, 5.25% 6/15/2055	2,000	2,143
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2036	1,000	1,053
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2026-S-2, 5.00% 7/15/2043	1,350	1,461
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 5.00% 5/1/2042	1,000	1,018
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2018, Series 2018-A-3, 4.00% 8/1/2042	1,425	1,407
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 8/1/2036	1,380	1,450
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 11/1/2042	1,000	986
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2023, Series 2023-F-1, 4.00% 2/1/2051	1,430	1,328
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-D, 5.00% 11/1/2040	1,000	1,104
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2024, Series 2024-G, 5.25% 5/1/2051	1,000	1,063
American Funds Tax-Exempt Fund of New York — Page 4 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-F-F1, 5.00% 11/1/2038	USD1,085	$1,230
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2045	1,500	1,596
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-H-1, 5.00% 11/1/2046	1,055	1,120
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2047	2,760	2,902
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.25% 5/1/2048	1,000	1,072
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-E, 5.00% 11/1/2053	1,265	1,317
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2035	1,000	1,024
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042(a)	1,000	887
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2027	600	601
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2028	500	500
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029	700	700
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043(a)	500	539
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, AGI, 5.00% 5/1/2030	1,750	1,752
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040	1,000	1,058
Onongada Civic Dev. Corp., Rev. Bonds (Syracuse University Project), Series 2025, 5.50% 12/1/2056	1,640	1,796
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2038	1,365	1,369
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038	1,000	1,018
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2040	1,310	1,295
Port Auth., Consolidated Bonds, Series 217, 5.00% 11/1/2044	1,500	1,545
Port Auth., Consolidated Bonds, Series 205, 5.00% 11/15/2047	1,000	1,019
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055	1,500	1,388
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, AGI, 4.00% 11/15/2047	1,000	934
Southold Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 12/1/2045	1,500	1,477
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	1,006
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2041	1,900	1,899
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047	1,500	1,433
Thruway Auth., General Rev. Bonds, Series 2020-N, 3.00% 1/1/2049	1,970	1,468
Thruway Auth., General Rev. Bonds, Series 2024-P, 5.25% 1/1/2054	1,350	1,435
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039	1,835	1,844
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2050	1,000	927
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, AGI, 4.00% 1/1/2053	1,015	936
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2025-A, 5.00% 3/15/2053	1,000	1,050
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034	1,000	1,001
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2022-A, 4.00% 7/1/2042	750	705
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2044	1,415	1,415
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	250	237
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036	1,000	1,045
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2035	500	538
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037	600	627
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039	1,050	1,012
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040	1,500	1,481
American Funds Tax-Exempt Fund of New York — Page 5 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042	USD1,760	$1,798
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2034	500	500
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046	1,000	997
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	500	500
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	1,000	1,020
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036	725	705
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	2,000	1,872
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.00% 6/30/2049	1,250	1,259
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2055	900	962
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2025, AMT, 6.00% 6/30/2059	1,515	1,612
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, AGI, 5.125% 6/30/2060	1,250	1,257
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060	500	511
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AGI, AMT, 5.25% 12/31/2054	1,000	1,031
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Series 2024-A, AMT, 5.50% 12/31/2054	1,855	1,911
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2048	1,500	1,569
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054	1,500	1,383
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054	2,750	2,826
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 11/15/2055	1,000	1,071
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2021-A, 4.00% 5/15/2046	1,260	1,212
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2022-A, 5.00% 5/15/2057	1,500	1,538
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-A, 5.00% 5/15/2054	1,500	1,563
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	1,655	1,757
Triborough Bridge and Tunnel Auth., Real Estate Transfer Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2025-A, 5.25% 12/1/2054	1,515	1,606
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.25% 5/15/2059	1,670	1,771
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2036	1,500	1,579
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049	1,415	1,310
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039	1,500	1,517
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2046	1,890	1,800
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2048	1,500	1,406
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 3.00% 3/15/2049	1,500	1,131
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2049	1,500	1,580
American Funds Tax-Exempt Fund of New York — Page 6 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041	USD1,500	$1,546
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	810	907
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053	1,000	1,054
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 11/1/2030	110	110
Westchester County Local Dev. Corp., Rev. Bonds (Miriam Osborn Memorial Home Assn. Project), Series 2019, 5.00% 7/1/2027	200	205
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2037	1,000	1,007
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047	1,025	1,006
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056(a)	335	295
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2034	1,150	1,122
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046	1,500	1,374
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2051	1,000	1,001
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2049	1,100	1,022
		265,781
Guam 1.26%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042	960	917
GO Bonds, Series 2019, AMT, 5.00% 11/15/2031	1,185	1,253
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035	1,355	1,443
		3,613
Puerto Rico 2.82%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042(a)	1,000	913
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	1,000	958
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,000	919
GO Taxable Bonds, Series 2022, 0% 11/1/2043(b)	2,162	1,384
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	540	541
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	1,824	1,771
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	609	591
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058	1,000	973
		8,050
Total bonds, notes & other debt instruments (cost: $283,135,000)		277,444
Short-term securities 1.55% Municipals 1.55%
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 3.22% 7/1/2032(b)	800	800
New York City GO Bonds, Fiscal 2008, Series 2008-L-3, 3.90% 4/1/2036(b)	500	500
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 3.90% 1/1/2032(b)	1,295	1,295
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.90% 1/1/2035(b)	1,850	1,850
Total short-term securities (cost: $4,445,000)		4,445
Total investment securities 98.65% (cost: $287,580,000)		281,889
Other assets less liabilities 1.35%		3,844
Net assets 100.00%		$285,733
American Funds Tax-Exempt Fund of New York — Page 7 of 11

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	70	1/6/2026	USD14,577	$(10)
5 Year U.S. Treasury Note Futures	Long	30	1/6/2026	3,276	5
10 Year Ultra U.S. Treasury Note Futures	Short	31	12/31/2025	(3,580)	(14)
					$(19)

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,030,000, which represented 2.81% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

American Funds Tax-Exempt Fund of New York — Page 8 of 11

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $10,626,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Tax-Exempt Fund of New York — Page 9 of 11

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of October 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$277,444	$—	$277,444
Short-term securities	—	4,445	—	4,445
Total	$—	$281,889	$—	$281,889

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5	$—	$—	$5
Liabilities:
Unrealized depreciation on futures contracts	(24)	—	—	(24)
Total	$(19)	$—	$—	$(19)
*
Futures contracts are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility

Facs. = Facilities
FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
GO = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars
American Funds Tax-Exempt Fund of New York — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-041-1225
American Funds Tax-Exempt Fund of New York — Page 11 of 11